Events after the reporting period - Additional Information (Details) $ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
	Feb. 07, 2023 KRW (₩) shares	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Feb. 06, 2023 $ / shares
Statement [Line Items]
Cancellation of treasury shares		₩ 0	$ 0
Events After Reporting Period [Member]
Statement [Line Items]
Number Of treasury Stock Shares Acquired | shares	5,385,996
Cancellation of treasury shares | ₩	₩ 300,000
Per Share Price For Calculating The Value Of Treasury Shares Per Share | $ / shares				$ 55,700